Annual Total Returns[BarChart] - SA Wellington Strategic Multi-Asset Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.81%)	15.10%	19.65%	5.04%	1.13%	1.85%	16.26%	(7.49%)	19.08%	18.12%